Document and Entity Information	0 Months Ended
Oct. 18, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 18, 2013
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Oct. 18, 2013
Document Effective Date	Oct. 18, 2013
Prospectus Date	Feb. 01, 2013
Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund - Class I
Risk/Return:
Trading Symbol	STSVX
Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund - Class A
Risk/Return:
Trading Symbol	RUDAX